General and Administration Costs (Tables)	6 Months Ended
Jan. 31, 2022
General And Administration Costs
Schedule of General and Administration Costs

	Three month period ended January 31,		Six month period ended January 31,
	2022	2021 Restated (Note 2)	2022	2021 Restated (Note 2)

Wages and salaries	$185,073	$37,749	$366,619	$75,179
Professional fees	354,244	(68,286)	580,690	47,888
Consulting	120,018	23,306	236,771	67,804
Insurance	201,702	7,614	408,382	7,775
Regulatory, filing and transfer agent fees	169,842	4,026	191,108	8,585
Shareholder communications	158,939	9,264	235,375	21,708
Amortization	3,819	3,814	7,636	7,629
Rent	3,175	5,466	6,402	9,500
Travel	14,922	-	19,761	6,559
Other	21,473	1,601	71,502	3,238
Share-based compensation	965,613	-	1,483,747	-
	$2,198,820	$24,554	$3,607,993	$255,865